AMERICAN INDEPENDENCE FUNDS TRUST

1345 Avenue of the Americas, 2nd Floor

New York, NY 10105

(212) 488-1331

July 10, 2015	VIA ELECTRONIC DELIVERY

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE
Washington, DC 20549

RE:	The American Independence Funds Trust (the “Registrant” or “Trust”)
SEC File Numbers: 811-21757; 333-124214

Mr. Grzeskiewicz:

Accompanying this letter for filing pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, is Post-Effective Amendment No. 120 of the Registrant’s Registration Statement with respect to a new series of the Trust, the American Independence Large Cap Growth Fund (the “Fund”).

The purpose of this filing is to amend the initial registration statement filing for the Fund filed on April 27, 2015 pursuant to Rule 485(a) in response to the comments received from Ms. Bentzinger, and to confirm the effective date of July 13, 2015.

Please contact the undersigned at (646) 747-3477 should you have any questions regarding this filing.

Sincerely,

/s/ Eric M. Rubin

Eric M. Rubin

President, American Independence Funds Trust

enclosure